Shareholder Report, Line Graph (Details) 196951_Point Bridge America First ETF_TF_TSR Annual {TF} - USD ($)										12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Sep. 06, 2017	Jun. 30, 2026
Point Bridge America First ETF
Account Value [Line Items]
Line Graph and Table Measure Name										Point Bridge America First ETF NAV
Accumulated Value	$ 22,649	$ 19,782	$ 17,157	$ 15,517	$ 15,581	$ 10,064	$ 11,236	$ 10,988	$ 10,000	$ 25,662
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										S&P 500 TR
Accumulated Value	28,702	24,922	20,009	16,731	18,718	13,294	12,366	11,200	10,000	$ 35,109
Point Bridge America First Index/GOP Stock Tracker TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Point Bridge America First Index/GOP Stock Tracker TR Index
Accumulated Value	$ 24,027	$ 20,833	$ 17,919	$ 16,090	$ 16,039	$ 10,275	$ 11,395	$ 11,058	$ 10,000	$ 27,430